Trade and other payables - Summary of Trade and Other Payables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Payables [Line Items]
Trade accounts payable	€ 2,221	€ 1,691
Accrued customer marketing costs	1,348	1,160
Accrued deposits	288	264
Accrued compensation and benefits	500	482
Accrued taxes(B)	253	220
Other accrued expenses	442	420
Total trade and other payables	5,052	4,237
Spain
Trade And Other Payables [Line Items]
Value added tax payables	57
Supply chain finance
Trade And Other Payables [Line Items]
Trade accounts payable	€ 212	€ 266